Related Party Transactions (Details)					1 Months Ended		12 Months Ended
	Mar. 03, 2025 USD ($)	Oct. 11, 2022 USD ($) $ / shares shares	Oct. 04, 2022 USD ($) $ / shares	Sep. 08, 2022 shares	Sep. 29, 2022 shares	Mar. 16, 2022 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2025 SGD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Jan. 02, 2024 USD ($) $ / shares
Related Party Transactions [Line Items]
Receivable from a shareholder (in Dollars)									$ 1
Other liabilities									$ 127,851
Common stock, shares outstanding (in Shares) | shares									1	1
DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Related Party Transactions [Line Items]
Warrant exercisable price (in Dollars per share) | $ / shares										$ 11.5
Related party debt							$ 724,820
Additional expenses										$ 165,000
Principal amount										1,191,667
Outstanding principal of Convertible Note							$ 1,500,000
Outstanding amount								641,667		$ 1,191,667
DMY SQUARED TECHNOLOGY GROUP, INC [Member] | Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Consummated the sale (in Shares) | shares							2,840,000
Additional private placement warrants (in Dollars per share) | $ / shares										$ 1
Initial private placement warrant							$ 2,800,000
DMY SQUARED TECHNOLOGY GROUP, INC [Member] | Additional Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Consummated the sale (in Shares) | shares		44,660
Additional private placement warrants (in Dollars per share) | $ / shares		$ 1
Additional gross proceeds		$ 45,000
Related Party [Member]
Related Party Transactions [Line Items]
Other liabilities									$ 127,851
Related Party [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Related Party Transactions [Line Items]
Other liabilities										$ 2,300,000
Related Party [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member] | Officer [Member]
Related Party Transactions [Line Items]
Other liabilities								390,000		$ 2,300,000
Sponsor [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Related Party Transactions [Line Items]
Principal amount											$ 1,750,000
Conversion price (in Dollars per share) | $ / shares										$ 1	$ 1
Sponsor [Member] | Promissory Note [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Related Party Transactions [Line Items]
Aggregate amount	$ 200,000
Related party debt	$ 145,000
Notes payable										$ 0
Principal amount										145,000
Sponsor [Member] | Initial Overfunding Loan [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Related Party Transactions [Line Items]
Related party debt		900,000
Principal amount			$ 900,000
Sponsor [Member] | Additional Overfunding Loan [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Related Party Transactions [Line Items]
Related party debt		47,850
Principal amount		47,850
Sponsor [Member] | Overfunding Loans [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Related Party Transactions [Line Items]
Principal amount		$ 947,850
Sponsor [Member] | Administration And Support Services [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Related Party Transactions [Line Items]
Related party transaction			$ 10,000
General and administrative expense							$ 120,000	120,000
Expenses from transactions with related party								$ 190,000		$ 310,000
Common Stock Class B [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Related Party Transactions [Line Items]
Common stock, shares outstanding (in Shares) | shares								1,579,750	1,163,484	1,163,484
Common Stock Class B [Member] | Founder [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Related Party Transactions [Line Items]
Shares issued for services, shares (in Shares) | shares				718,750	431,250	2,875,000
Shares issued, price per share (in Dollars per share) | $ / shares						$ 0.0001
Shares issued for services, value						$ 25,000
Common stock, shares outstanding (in Shares) | shares									1,725,000	1,725,000
Common stock shares subject to forfeiture (in Shares) | shares							225,000
Common Stock Class A [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member] | Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Warrant exercisable price (in Dollars per share) | $ / shares										$ 11.5
Common Stock Class A [Member] | Sponsor [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Related Party Transactions [Line Items]
Share price (in Dollars per share) | $ / shares										12
Number of trading days for determining share price							20 days
Number of consecutive trading days for determining the share price							30 days
Waiting period after which the share trading days are considered							150 days
Common Stock Class A [Member] | Sponsor [Member] | Overfunding Loans [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Related Party Transactions [Line Items]
Conversion price (in Dollars per share) | $ / shares										$ 10
Over-Allotment Option [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Related Party Transactions [Line Items]
Shares issued, price per share (in Dollars per share) | $ / shares			$ 10
Over-Allotment Option [Member] | Common Stock Class B [Member] | Founder [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Related Party Transactions [Line Items]
Stock forfeited during the period shares (in Shares) | shares		145,250